Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

November 30, 2019

BIO-QTLY-0120
1.810668.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 89.8%
Biotechnology - 89.8%
AbbVie, Inc.	8,738,317	$766,612,543
AC Immune SA (a)(b)	67,232	537,856
ACADIA Pharmaceuticals, Inc. (a)	2,553,129	115,631,212
Acceleron Pharma, Inc. (a)	1,593,058	77,996,120
Acorda Therapeutics, Inc. (a)(c)	3,788,526	6,061,642
Agios Pharmaceuticals, Inc. (a)(b)	1,654,303	64,352,387
Aimmune Therapeutics, Inc. (a)(b)	457,660	12,777,867
Akebia Therapeutics, Inc. (a)	62,668	394,182
Albireo Pharma, Inc. (a)	420,100	9,502,662
Aldeyra Therapeutics, Inc. (a)	1,341,633	10,706,231
Alector, Inc. (b)	762,218	14,207,744
Alexion Pharmaceuticals, Inc. (a)	806,816	91,928,615
Alkermes PLC (a)	183,474	3,856,623
Allakos, Inc. (a)(b)	775,463	73,668,985
Allena Pharmaceuticals, Inc. (a)(b)(c)	28,440	62,852
Allena Pharmaceuticals, Inc. (a)(c)(d)	1,447,443	3,198,849
Allogene Therapeutics, Inc. (a)(b)	131,766	3,713,166
Alnylam Pharmaceuticals, Inc. (a)	1,425,878	167,027,349
Amarin Corp. PLC ADR (a)(b)	617,731	13,139,138
Amgen, Inc.	1,489,076	349,515,919
Amicus Therapeutics, Inc. (a)	1,827,381	19,150,953
Apellis Pharmaceuticals, Inc. (a)	373,134	10,029,842
Applied Therapeutics, Inc. (a)(b)	586,130	10,286,582
Aprea Therapeutics, Inc.	535,700	13,488,926
Aravive, Inc. (a)(b)	699,083	6,725,178
Arcturus Therapeutics Holdings, Inc. (a)	400,000	4,468,000
Ardelyx, Inc. (a)	412,508	3,064,934
Arena Pharmaceuticals, Inc. (a)	877,773	41,588,885
Argenx SE ADR (a)	892,486	132,132,552
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,301,022	94,987,616
Ascendis Pharma A/S sponsored ADR (a)	649,309	74,787,411
Assembly Biosciences, Inc. (a)	167,133	2,710,897
Atara Biotherapeutics, Inc. (a)	673,043	9,563,941
Atreca, Inc.	117,700	1,169,938
aTyr Pharma, Inc. (b)(c)	262,046	1,284,025
Audentes Therapeutics, Inc. (a)	98,714	2,865,667
Autolus Therapeutics Ltd. ADR (a)(b)	100,000	1,500,000
AVROBIO, Inc. (a)	120,443	1,931,906
Axcella Health, Inc.	885,684	3,542,736
BELLUS Health, Inc. (a)	464,300	3,250,100
BioCryst Pharmaceuticals, Inc. (a)	1,286,541	3,666,642
Biogen, Inc. (a)	769,827	230,801,833
Biohaven Pharmaceutical Holding Co. Ltd. (a)	700,193	40,135,063
BioMarin Pharmaceutical, Inc. (a)	483,171	38,996,731
BioNTech SE ADR (a)	29,800	655,004
BioXcel Therapeutics, Inc. (a)(b)(c)	910,589	5,663,864
bluebird bio, Inc. (a)(b)	793,207	64,202,175
Blueprint Medicines Corp. (a)	945,006	77,528,292
Bridgebio Pharma, Inc. (b)	948,661	27,511,169
Cabaletta Bio, Inc. (a)(b)	30,550	418,535
ChemoCentryx, Inc. (a)	2,018,222	61,212,673
Chimerix, Inc. (a)	1,849,867	4,069,707
Clovis Oncology, Inc. (a)(b)	205,170	3,063,188
Coherus BioSciences, Inc. (a)	100,387	1,805,962
Constellation Pharmaceuticals, Inc. (a)	81,900	3,813,264
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	952,867	4,478,475
Cortexyme, Inc. (b)	8,847	232,234
Crinetics Pharmaceuticals, Inc. (a)	990,700	19,378,092
CRISPR Therapeutics AG (a)(b)	589,942	42,269,344
Cyclerion Therapeutics, Inc. (a)(b)	624,607	1,155,523
Cyclerion Therapeutics, Inc. (e)	94,809	175,397
Cytokinetics, Inc. (a)	551,137	5,329,495
CytomX Therapeutics, Inc. (a)	4,700	29,422
CytomX Therapeutics, Inc. (a)(d)	287,485	1,799,656
Deciphera Pharmaceuticals, Inc. (a)	261,800	12,380,522
Denali Therapeutics, Inc. (a)(b)	323,004	5,746,241
Dicerna Pharmaceuticals, Inc. (a)	722,512	17,383,639
Dynavax Technologies Corp. (a)(b)	162,598	918,679
Eagle Pharmaceuticals, Inc. (a)	48,108	2,813,356
Editas Medicine, Inc. (a)(b)	62,088	1,880,025
Eidos Therapeutics, Inc. (a)(b)	118,947	6,700,285
Emergent BioSolutions, Inc. (a)	229,880	12,611,217
Enanta Pharmaceuticals, Inc. (a)	39,967	2,544,299
Epizyme, Inc. (a)	2,255,646	37,263,272
Equillium, Inc. (a)(b)	619,843	1,995,894
Esperion Therapeutics, Inc. (a)(b)	205,484	10,553,658
Evelo Biosciences, Inc. (a)(b)	26,600	119,966
Exact Sciences Corp. (a)	961,212	77,867,784
Exelixis, Inc. (a)	1,365,643	22,710,643
Fate Therapeutics, Inc. (a)	1,045,687	16,333,631
FibroGen, Inc. (a)	1,949,542	82,602,095
Frequency Therapeutics, Inc. (b)	75,174	1,255,406
G1 Therapeutics, Inc. (a)	789,800	17,059,680
Galapagos Genomics NV sponsored ADR (a)(b)	561,734	109,993,135
Gamida Cell Ltd. (a)	700,400	3,586,048
Genmab A/S ADR	281,690	6,594,363
Geron Corp. (a)(b)(c)	15,536,850	22,217,696
Gilead Sciences, Inc.	2,466,589	165,853,444
Global Blood Therapeutics, Inc. (a)(b)	1,076,372	71,578,738
Gossamer Bio, Inc.	95,714	2,440,707
Gritstone Oncology, Inc. (a)	1,248,800	10,877,048
Halozyme Therapeutics, Inc. (a)	2,344,477	45,459,409
Heron Therapeutics, Inc. (a)(b)	3,257,625	83,264,895
Homology Medicines, Inc. (a)(b)	136,867	2,189,872
Hookipa Pharma, Inc. (b)	300,000	3,033,000
Idorsia Ltd. (a)(b)	432,921	11,587,863
Immunomedics, Inc. (a)(b)	4,003,383	75,183,533
Incyte Corp. (a)	1,288,585	121,333,164
Insmed, Inc. (a)	1,275,820	29,407,651
Intellia Therapeutics, Inc. (a)(b)	423,519	7,339,584
Intercept Pharmaceuticals, Inc. (a)(b)	666,025	72,177,129
Ionis Pharmaceuticals, Inc. (a)	1,830,177	117,058,121
Iovance Biotherapeutics, Inc. (a)	1,611,807	36,797,554
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,386,762	28,688,879
Jounce Therapeutics, Inc. (a)	1,238,774	6,701,767
Kalvista Pharmaceuticals, Inc. (a)	807,634	11,694,540
Karuna Therapeutics, Inc. (a)	226,008	16,245,455
Karyopharm Therapeutics, Inc. (a)	452,300	7,924,296
Kezar Life Sciences, Inc. (a)	820,472	2,141,432
Krystal Biotech, Inc. (a)(b)(c)	1,148,286	64,889,642
Kura Oncology, Inc. (a)	2,096,963	33,425,590
La Jolla Pharmaceutical Co. (a)(b)	1,254,989	3,438,670
Leap Therapeutics, Inc. (a)(b)	140,296	101,013
Lexicon Pharmaceuticals, Inc. (a)(b)	390,904	1,379,891
Ligand Pharmaceuticals, Inc. Class B (a)(b)	11,198	1,265,374
Macrogenics, Inc. (a)	187,331	1,774,025
Madrigal Pharmaceuticals, Inc. (a)(b)	34,241	3,790,136
Magenta Therapeutics, Inc. (a)	40,712	539,027
MannKind Corp. (a)(b)	2,580,448	3,173,951
MediciNova, Inc. (a)(b)	96,484	686,966
Minerva Neurosciences, Inc. (a)(c)	2,218,614	13,866,338
Miragen Therapeutics, Inc. (a)(b)(c)	2,888,656	2,310,925
Mirati Therapeutics, Inc. (a)(b)	678,240	68,346,245
Moderna, Inc. (b)	714,205	14,541,214
Molecular Templates, Inc. (a)	483,700	6,302,611
Momenta Pharmaceuticals, Inc. (a)	1,274,556	21,412,541
Morphic Holding, Inc. (b)	586,137	9,307,856
Morphosys AG (a)	141,175	17,452,330
Morphosys AG sponsored ADR (a)	1,114,727	34,132,941
Myovant Sciences Ltd. (a)(b)	308,200	5,489,042
Natera, Inc. (a)	671,031	24,485,921
Neon Therapeutics, Inc. (a)(b)	165,426	188,586
Neurocrine Biosciences, Inc. (a)	1,215,662	141,758,346
NextCure, Inc. (b)	11,390	544,556
ObsEva SA (a)	661,655	3,010,530
Oragenics, Inc. (a)	155,806	96,600
Ovid Therapeutics, Inc. (a)(c)	4,000,000	17,040,000
Pharming Group NV (a)(b)	3,074,756	4,864,832
Portola Pharmaceuticals, Inc. (a)(b)	780,332	22,278,479
Prevail Therapeutics, Inc. (b)	872,000	12,548,080
Principia Biopharma, Inc. (a)	1,028,008	36,833,527
ProQR Therapeutics BV (a)	1,257,186	10,736,368
Protagonist Therapeutics, Inc. (a)	608,963	5,297,978
Prothena Corp. PLC (a)	685,651	8,790,046
PTC Therapeutics, Inc. (a)	2,096,747	98,463,239
Puma Biotechnology, Inc. (a)(b)	122,868	1,166,017
Radius Health, Inc. (a)	667,421	14,950,230
Regeneron Pharmaceuticals, Inc. (a)	64,103	23,654,007
REGENXBIO, Inc. (a)	445,008	18,628,035
Repligen Corp. (a)	296,386	26,304,258
Replimune Group, Inc. (a)	868,010	12,065,339
Retrophin, Inc. (a)	424,199	5,883,640
Rhythm Pharmaceuticals, Inc. (a)(b)	226,078	5,075,451
Rigel Pharmaceuticals, Inc. (a)	904,339	2,025,719
Rocket Pharmaceuticals, Inc. (a)(b)	1,359,736	23,917,756
Rubius Therapeutics, Inc. (a)	24,500	188,650
Sage Therapeutics, Inc. (a)	836,193	129,417,591
Sangamo Therapeutics, Inc. (a)(b)	2,419,027	26,125,492
Sarepta Therapeutics, Inc. (a)(b)	939,504	105,684,805
Scholar Rock Holding Corp. (a)(b)(c)	1,528,947	13,011,339
Seattle Genetics, Inc. (a)	1,100,742	132,474,300
Seres Therapeutics, Inc. (a)	584,082	2,307,124
Spectrum Pharmaceuticals, Inc. (a)	1,983,103	17,808,265
Spero Therapeutics, Inc. (a)	98,952	1,183,466
Springworks Therapeutics, Inc. (a)(b)	1,111,112	25,344,465
Stemline Therapeutics, Inc. (a)(b)	884,698	9,457,422
Stoke Therapeutics, Inc. (b)	554,397	13,582,727
Sutro Biopharma, Inc. (a)	222,000	2,459,760
Synthorx, Inc. (b)	131,962	2,362,120
Syros Pharmaceuticals, Inc. (a)	704,361	3,592,241
Syros Pharmaceuticals, Inc. (a)(d)	303,621	1,548,467
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	20,128
TG Therapeutics, Inc. (a)(b)	1,753,237	14,359,011
Translate Bio, Inc. (a)(b)	1,613,497	16,215,645
Turning Point Therapeutics, Inc.	891,319	50,109,954
Twist Bioscience Corp.	504,331	12,018,208
Ultragenyx Pharmaceutical, Inc. (a)	1,391,337	55,166,512
uniQure B.V. (a)(b)	421,462	23,458,575
United Therapeutics Corp. (a)	111,805	10,315,129
UNITY Biotechnology, Inc. (a)	51,400	396,808
UroGen Pharma Ltd. (a)(b)	455,961	14,426,606
Vanda Pharmaceuticals, Inc. (a)	232,692	3,892,937
Vertex Pharmaceuticals, Inc. (a)	1,726,327	382,813,012
Viela Bio, Inc. (b)	1,705,130	52,790,825
Viking Therapeutics, Inc. (a)(b)	277,400	2,030,568
Voyager Therapeutics, Inc. (a)	229,729	3,133,504
X4 Pharmaceuticals, Inc. (a)(c)	900,000	9,567,000
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	1,697,622
Xencor, Inc. (a)	1,070,243	42,167,574
Y-mAbs Therapeutics, Inc. (a)	1,390,842	46,940,918
Zealand Pharma A/S (a)(b)	205,144	6,310,308
Zymeworks, Inc. (a)	658,795	28,716,874
		6,355,253,206
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
Arix Bioscience PLC (a)(b)(d)	2,049,700	2,743,658
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Novocure Ltd. (a)(d)	701,713	64,683,904
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(e)	525	1,108
Life Sciences Tools & Services - 0.4%
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	42,356	2,748,481
Bruker Corp.	316,600	16,206,754
Evotec OAI AG (a)(b)	510,200	11,304,602
		30,259,837
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	49,001
Pharmaceuticals - 6.7%
Pharmaceuticals - 6.7%
Adimab LLC (a)(e)(f)(g)	1,954,526	90,240,465
Aerie Pharmaceuticals, Inc. (a)(b)	586,704	11,141,509
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(g)	8,274,568	12,825,580
Aradigm Corp. (a)	148,009	25,902
Aradigm Corp. (a)	11,945	2,090
Arvinas Holding Co. LLC (a)(b)	389,300	14,949,120
Axsome Therapeutics, Inc. (a)(b)	52,900	2,082,673
Cara Therapeutics, Inc. (a)(b)	2,286	59,390
Chiasma, Inc. (a)(b)	2,046,399	10,948,235
Chiasma, Inc. warrants 12/16/24 (a)	382,683	613,192
Corcept Therapeutics, Inc. (a)	714,854	9,171,577
Fulcrum Therapeutics, Inc.	72,750	898,463
GW Pharmaceuticals PLC ADR (a)(b)	86,800	8,863,148
Horizon Pharma PLC (a)	530,219	17,380,579
Intra-Cellular Therapies, Inc. (a)(b)	544,748	5,289,503
Kaleido Biosciences, Inc. (a)(b)	66,633	580,373
Milestone Pharmaceuticals, Inc. (b)	239,600	4,061,220
MyoKardia, Inc. (a)	1,020,501	66,485,640
Nektar Therapeutics (a)	543,851	11,034,737
NeurogesX, Inc. (a)(g)	2,550,000	26
Ocular Therapeutix, Inc. (a)(b)	166,453	664,147
Odonate Therapeutics, Inc. (a)	154,594	5,314,942
OptiNose, Inc. (a)	190,615	1,780,344
Reata Pharmaceuticals, Inc. (a)(b)	336,103	65,583,778
RedHill Biopharma Ltd. sponsored ADR (a)(b)	93,300	639,105
Revance Therapeutics, Inc. (a)	7,600	136,040
RPI International Holdings LP (a)(e)(g)	54,958	8,572,624
Stemcentrx, Inc. rights 12/31/21 (a)(g)	876,163	9
TherapeuticsMD, Inc. (a)(b)	3,438,742	8,631,242
Theravance Biopharma, Inc. (a)	354,600	7,716,096
Trevi Therapeutics, Inc. (b)	792,700	2,790,304
Tricida, Inc. (a)(b)	260,028	10,390,719
Urovant Sciences Ltd. (a)(b)	1,172,436	13,248,527
Verrica Pharmaceuticals, Inc. (a)(b)	635,680	9,579,698
WAVE Life Sciences (a)(b)	161,012	5,337,548
Xeris Pharmaceuticals, Inc. (a)	819,896	7,321,671
Zogenix, Inc. (a)	1,231,628	58,847,186
		473,207,402
TOTAL COMMON STOCKS
(Cost $4,380,948,481)		6,926,198,116

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.4%
Biotechnology - 0.4%
23andMe, Inc. Series E (a)(e)(g)	1,505,457	20,820,470
Immunocore Ltd. Series A (a)(e)(g)	73,318	9,120,945
Nuvation Bio, Inc. Series A (e)(g)(h)	2,086,600	1,609,562
		31,550,977
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(g)	856,366	3,108,609
Series B 8.00% (a)(e)(g)	2,783,187	10,102,969
		13,211,578
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(g)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		44,762,638

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(g)	588,700	3,879,533
TOTAL PREFERRED STOCKS
(Cost $44,891,248)		48,642,171

Money Market Funds - 9.9%
Fidelity Cash Central Fund 1.61% (i)	67,017,638	67,031,041
Fidelity Securities Lending Cash Central Fund 1.61% (i)(j)	637,227,806	637,291,529
TOTAL MONEY MARKET FUNDS
(Cost $704,284,793)		704,322,570
TOTAL INVESTMENT IN SECURITIES - 108.5%
(Cost $5,130,124,522)		7,679,162,857
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(604,370,027)
NET ASSETS - 100%		$7,074,792,830

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,974,534 or 1.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,631,765 or 2.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,853,048
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
Immunocore Ltd. Series A	7/27/15	$13,796,921
Nuvation Bio, Inc. Series A	6/17/19	$1,609,562
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,127,773
Fidelity Securities Lending Cash Central Fund	3,914,435
Total	$5,042,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$27,659,463	$8,361,218	$--	$--	$--	$(29,959,039)	$6,061,642
Aldeyra Therapeutics, Inc.	15,316,715	--	3,506,633	--	(4,110,868)	3,007,017	--
Allena Pharmaceuticals, Inc.	302,085	--	76,063	--	(111,538)	(51,632)	62,852
Allena Pharmaceuticals, Inc.	10,450,538	--	--	--	--	(7,251,689)	3,198,849
aTyr Pharma, Inc.	465,786	1,055,153	--	--	--	(236,914)	1,284,025
BioXcel Therapeutics, Inc.	7,133,758	1,681,350	1,390,433	--	(88,583)	(1,672,228)	5,663,864
Chiasma, Inc.	6,554,922	8,452,824	7,732,393	--	(1,845,889)	5,518,771	--
Geron Corp.	22,683,801	--	--	--	--	(466,105)	22,217,696
Krystal Biotech, Inc.	27,623,544	13,780,000	14,279,321	--	6,963,181	30,802,238	64,889,642
Kura Oncology, Inc.	29,861,469	14,937,860	9,417,571	--	(2,521,237)	565,069	--
La Jolla Pharmaceutical Co.	6,781,849	1,074,435	641,807	--	(2,929,399)	(846,408)	--
Minerva Neurosciences, Inc.	22,014,584	--	4,203,736	--	(818,315)	(3,126,195)	13,866,338
Miragen Therapeutics, Inc.	8,088,237	--	--	--	--	(5,777,312)	2,310,925
Ovid Therapeutics, Inc.	--	10,020,000	--	--	--	7,020,000	17,040,000
Scholar Rock Holding Corp.	28,051,905	336,000	--	--	--	(15,376,566)	13,011,339
Seres Therapeutics, Inc.	14,224,512	2,160,000	10,896,903	--	(43,447,013)	40,266,528	--
Urovant Sciences Ltd.	16,285,606	4,174,942	5,184,065	--	(2,353,535)	325,579	--
X4 Pharmaceuticals, Inc.	--	9,900,000	--	--	--	(333,000)	9,567,000
Total	$243,498,774	$75,933,782	$57,328,925	$--	$(51,263,196)	$22,408,114	$159,174,172

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach, income approach and cost approach and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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